UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21609

Salomon Brothers Variable Rate Strategic Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

FORM N-Q

JUNE 30, 2006

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited)	June 30, 2006

FACE AMOUNT†	SECURITY	VALUE
LOAN PARTICIPATIONS(a)(b) - 7.5%
Auto Parts & Equipment - 0.6%
997,500	Delphi Corp., Term Loan, Tranche B, 13.250% due 6/14/11 (JPMorgan Chase & Co.)	$1,032,911

Energy - 1.4%
	Key Energy Services Inc., Term Loans, Tranche B:
372,500	7.520% due 7/29/12 (Lehman Brothers Inc.)	374,363
625,000	8.400% due 7/29/12 (Lehman Brothers Inc.)	628,125
271,467	Reliant Energy Inc. Term Loan, Tranche B, 7.465% due 4/30/10 (Bank of America)	271,870
	Targa Resources Inc., Term Loans:
419,355	7.230% due 10/28/12 (C.S. First Boston Corp.)	420,534
129,032	7.376% due 12/10/28 (C.S. First Boston Corp.)	129,395
193,548	Tranche A, 4.854% due 10/28/12 (C.S. First Boston Corp.)	194,093
2,016	Tranche B, 7.229% due 10/28/12 (C.S. First Boston Corp.)	2,022
250,000	Tranche B 2, 7.470% due 12/10/28 (C.S. First Boston Corp.)	250,703

	Total Energy	2,271,105

Entertainment - 0.4%
750,000	BLB Worldwide Holdings Inc., Term Loan, 8.740% due 8/15/12 (Merrill Lynch)	750,469

Forest Products & Paper - 0.6%
1,000,000	Bluegrass Container Co. LLC, Second Lien, Tranche, 10.350% due 12/30/13 (JPMorgan Chase & Co.)	1,005,000

Health Care-Services - 0.5%
	DaVita Inc., Term Loans:
18,235	6.690% due 10/5/12 (JPMorgan Chase & Co.)	18,296
19,608	7.110% due 12/6/25 (JPMorgan Chase & Co.)	19,673
	Tranche B:
19,608	7.110% due 6/25/12 (JPMorgan Chase & Co.)	19,673
8,627	6.990% due 10/5/12 (JPMorgan Chase & Co.)	8,656
19,608	7.110% due 12/6/25 (JPMorgan Chase & Co.)	19,673
147,745	Tranche B 1, 6.990% due 10/5/12 (JPMorgan Chase & Co.)	148,238
147,745	Tranche B 2, 6.990% due 10/5/12 (JPMorgan Chase & Co.)	148,238
96,078	Tranche B 3, 7.110% due 10/5/12 (JPMorgan Chase & Co.)	96,399
47,059	Tranche B 4, 7.190% due 10/5/12 (JPMorgan Chase & Co.)	47,216
39,216	Tranche B 5, 6.690% due 10/5/12 (JPMorgan Chase & Co.)	39,346
39,216	Tranche B 6, 6.690% due 10/5/12 (JPMorgan Chase & Co.)	39,346
47,059	Tranche B 7, 7.070% due 10/5/12 (JPMorgan Chase & Co.)	47,216
29,412	Tranche B 8, 7.210% due 10/5/12 (JPMorgan Chase & Co.)	29,510
39,216	Tranche B 9, 6.690% due 10/5/12 (JPMorgan Chase & Co.)	39,346
85,833	Tranche B 10, 6.690% due 10/5/12 (JPMorgan Chase & Co.)	86,120
58,824	Tranche B 11, 6.690% due 10/5/12 (JPMorgan Chase & Co.)	59,020
39,216	Tranche B 12, 6.690% due 10/5/12 (JPMorgan Chase & Co.)	39,346

	Total Health Care-Services	905,312

Media - 2.0%
1,000,000	Charter Communications Term Loan, 7.755% due 5/1/13 (C.S. First Boston Corp.)	1,003,162
	Dex Media West Inc., Term Loans:
149,105	B 2, 6.480% due 2/15/10 (JPMorgan Chase & Co.)	148,631
745,527	B 3, 6.670% due 2/15/10 (JPMorgan Chase & Co.)	743,155
117,719	B 4, 6.480% due 2/15/10 (JPMorgan Chase & Co.)	117,344
298,211	B 6, 6.670% due 2/15/10 (JPMorgan Chase & Co.)	297,262

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT†	SECURITY	VALUE
Media - 2.0% (continued)
997,481	DIRECTV Holdings LLC, Term Loans, 6.794% due 7/24/06 (Bank of America)	$999,144

	Total Media	3,308,698

Metal Fabricate-Hardware - 0.5%
	Mueller Group Inc., Term Loans:
125,714	9.250% due 8/31/06 (Bank of America)	126,511
380,952	1 Month, 7.376% due 10/3/12 (Bank of America)	383,368
119,048	2 Month, 7.360% due 10/3/12 (Bank of America)	119,802
132,139	3 Month, 7.868% due 10/3/12 (Bank of America)	132,976

	Total Metal Fabricate-Hardware	762,657

Resorts/Casinos - 0.6%
	Venetian Casino Resort LLC, Term Loans:
170,940	Tranche B, 7.250% due 6/15/11 (Bank of Nova Scotia)	171,341
829,060	Tranche L, 7.250% due 6/15/11 (Bank of Nova Scotia)	831,003

	Total Resorts/Casinos	1,002,344

Telecommunications - 0.9%
1,500,000	UPC Broadband Holding B.V., Term Loan, 7.108% due 3/15/13 (Toronto Dominion)	1,499,732

	TOTAL LOAN PARTICIPATIONS (Cost - $12,499,729)	12,538,228

CORPORATE BONDS & NOTES - 24.8%
Aerospace & Defense - 0.3%
100,000	DRS Technologies Inc., Senior Subordinated Notes, 6.875% due 11/1/13	96,750
250,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	255,000
225,000	Moog Inc., Senior Subordinated Notes, 6.250% due 1/15/15	212,625

	Total Aerospace & Defense	564,375

Auto Components - 0.1%
55,000	TRW Automotive Inc., Senior Notes, 9.375% due 2/15/13	58,713
175,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	164,500

	Total Auto Components	223,213

Automobiles - 0.9%
	Ford Motor Co.:
50,000	Debentures, 6.625% due 10/1/28	34,750
850,000	Notes, 7.450% due 7/16/31	618,375
425,000	Senior Notes, 4.950% due 1/15/08	400,220
	General Motors Corp., Senior Debentures:
50,000	8.250% due 7/15/23	39,625
410,000	8.375% due 7/15/33	332,100

	Total Automobiles	1,425,070

Biotechnology - 0.0%
10,000	Angiotech Pharmaceuticals Inc., Senior Subordinated Notes, 7.750% due 4/1/14 (c)	9,600

Building Products - 0.3%
	Associated Materials Inc.:
200,000	Senior Discount Notes, step bond to yield 9.399% due 3/1/14	121,500
100,000	Senior Subordinated Notes, 9.750% due 4/15/12	100,000
50,000	Jacuzzi Brands Inc., Secured Notes, 9.625% due 7/1/10	53,063
200,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	194,500

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT†	SECURITY	VALUE
Building Products - 0.3% (continued)
90,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 10.877% due 3/1/14	$65,587

	Total Building Products	534,650

Capital Markets - 0.1%
188,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	204,920

Chemicals - 0.7%
200,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	215,750
	Huntsman International LLC, Senior Subordinated Notes:
152,000	10.125% due 7/1/09	155,040
75,000	7.375% due 1/1/15 (c)	70,687
100,000	Innophos Inc., Senior Subordinated Notes, 8.875% due 8/15/14	99,000
375,000	Lyondell Chemical Co., Senior Secured Notes, 10.500% due 6/1/13	414,375
225,000	Rhodia SA, Senior Notes, 7.625% due 6/1/10	223,875

	Total Chemicals	1,178,727

Commercial Services & Supplies - 0.6%
100,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	97,500
	Allied Waste North America Inc., Senior Notes:
225,000	7.875% due 4/15/13	226,125
	Series B:
217,000	9.250% due 9/1/12	231,105
175,000	7.250% due 3/15/15	168,000
45,000	NationsRent Inc., Senior Subordinated Notes, 9.500% due 5/1/15	47,812
190,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16 (c)	195,225

	Total Commercial Services & Supplies	965,767

Communications Equipment - 0.2%
475,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	406,125

Computers & Peripherals - 0.2%
60,000	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09	61,800
	SunGard Data Systems Inc.:
50,000	Senior Notes, 9.125% due 8/15/13 (c)	52,125
175,000	Senior Subordinated Notes, 10.250% due 8/15/15 (c)	181,781

	Total Computers & Peripherals	295,706

Construction Materials - 0.1%
125,000	Texas Industries Inc., Senior Notes, 7.250% due 7/15/13	124,375

Consumer Finance - 4.4%
	Ford Motor Credit Co., Notes:
115,000	6.625% due 6/16/08	109,505
3,000,000	6.638% due 1/15/10 (b)	2,735,415
	General Motors Acceptance Corp.:
50,000	Bonds, 8.000% due 11/1/31	48,184
	Notes:
25,000	7.250% due 3/2/11	24,261
500,000	6.750% due 12/1/14	465,134
4,000,000	7.431% due 12/1/14 (b)	3,882,068

	Total Consumer Finance	7,264,567

Containers & Packaging - 0.8%
150,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	163,125
155,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	154,225

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT†		SECURITY	VALUE
Containers & Packaging - 0.8% (continued)
225,000		Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	$223,875
225,000		JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	232,875
375,000		Owens-Illinois Inc., Debentures, 7.500% due 5/15/10	368,437
35,000		Pliant Corp., Senior Secured Second Lien Notes, 11.125% due 9/1/09 (d)	37,100
165,000		Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12	156,750

		Total Containers & Packaging	1,336,387

Diversified Consumer Services - 0.2%
285,000		Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16 (c)	303,525

Diversified Financial Services - 2.2%
400,000		Alamosa Delaware Inc., Senior Notes, 11.000% due 7/31/10	440,000
100,000		CCM Merger Inc., Notes, 8.000% due 8/1/13 (c)	95,000
250,000		Chukchansi Economic Development Authority, Senior Notes, 8.780% due 11/15/12 (b)(c)	256,250
40,000		Citisteel USA Inc., Senior Secured Notes, 15.000% due 10/1/10 (c)(e)	40,000
81,000		Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	85,759
190,000		Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Second Priority, Senior Secured Notes, 9.000% due 7/15/14	193,325
125,000		Nell AF SARL, Senior Subordinated Notes, 8.375% due 8/15/15 (c)	120,781
2,000,000		Residential Capital Corp., Notes, 6.875% due 6/29/07 (b)	2,007,036
165,000		UGS Corp., 10.000% due 6/1/12	178,200
325,000		Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.915% due 10/1/15	230,750

		Total Diversified Financial Services	3,647,101

Diversified Telecommunication Services - 0.9%
85,000		Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	89,463
		Intelsat Bermuda Ltd., Senior Notes:
125,000		9.250% due 6/15/16 (c)	129,687
225,000		11.250% due 6/15/16 (c)	231,750
75,000		PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	76,500
750,000		Qwest Corp., Notes, 8.579% due 6/15/13 (b)	796,875
2,000,000	MXN	Telefonos de Mexico SA de CV, Senior Notes, 8.750% due 1/31/16	164,075

		Total Diversified Telecommunication Services	1,488,350

Energy Equipment & Services - 0.4%
198,000		Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	190,080
250,000		Hanover Compressor Co., Senior Notes, 9.000% due 6/1/14	262,500
20,000		Pride International Inc., Senior Notes, 7.375% due 7/15/14	20,200
200,000		Universal Compression Inc., Senior Notes, 7.250% due 5/15/10	200,500

		Total Energy Equipment & Services	673,280

Food Products - 0.3%
125,000		Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	129,375
250,000		Dole Food Co. Inc., Debentures, 8.750% due 7/15/13	226,250
125,000		Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	123,438

		Total Food Products	479,063

Health Care Providers & Services - 0.9%
225,000		Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	214,594
200,000		Extendicare Health Services Inc., Senior Subordinated Notes, 6.875% due 5/1/14	210,000

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT†	SECURITY	VALUE
Health Care Providers & Services - 0.9% (continued)
	HCA Inc.:
200,000	Debentures, 7.050% due 12/1/27	$176,159
195,000	Notes, 6.375% due 1/15/15	181,652
375,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	369,375
375,000	Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14	376,875

	Total Health Care Providers & Services	1,528,655

Hotels, Restaurants & Leisure - 1.9%
125,000	AMF Bowling Worldwide Inc., Senior Subordinated Notes, 10.000% due 3/1/10	128,437
175,000	Boyd Gaming Corp., Senior Subordinated Notes, 7.750% due 12/15/12	177,406
225,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	226,687
250,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (c)	246,250
	Gaylord Entertainment Co., Senior Notes:
25,000	8.000% due 11/15/13	25,094
125,000	6.750% due 11/15/14	117,813
125,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	119,375
225,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	213,469
70,000	Kerzner International Ltd., Senior Subordinated Notes, 6.750% due 10/1/15	73,413
250,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	233,125
500,000	MGM MIRAGE Inc., Senior Notes, 6.750% due 9/1/12	483,750
200,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	189,500
250,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	234,375
200,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	201,500
200,000	Scientific Games Corp., Senior Subordinated Notes, 6.250% due 12/15/12	188,000
375,000	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16	351,562

	Total Hotels, Restaurants & Leisure	3,209,756

Household Durables - 0.4%
200,000	Beazer Homes USA Inc., Senior Notes, 8.125% due 6/15/16 (c)	193,250
125,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	137,344
225,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	230,062
125,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	125,625

	Total Household Durables	686,281

Independent Power Producers & Energy Traders - 1.0%
40,000	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	39,602
	AES Corp., Senior Notes:
375,000	9.375% due 9/15/10	403,125
25,000	8.875% due 2/15/11	26,375
	Dynegy Holdings Inc.:
200,000	Senior Debentures, 7.625% due 10/15/26	176,000
500,000	Senior Notes, 6.875% due 4/1/11	475,000
	Edison Mission Energy, Senior Notes:
125,000	7.730% due 6/15/09	126,875
80,000	7.750% due 6/15/16 (c)	79,000
	NRG Energy Inc., Senior Notes:
75,000	7.250% due 2/1/14	73,312
310,000	7.375% due 2/1/16	303,025

	Total Independent Power Producers & Energy Traders	1,702,314

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT†	SECURITY	VALUE
Industrial Conglomerates - 0.1%
125,000	Blount Inc., Senior Subordinated Notes, 8.875% due 8/1/12	$125,000
75,000	Park-Ohio Industries Inc., Senior Subordinated Notes, 8.375% due 11/15/14	66,375

	Total Industrial Conglomerates	191,375

Insurance - 0.4%
140,000	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	143,150
500,000	Stingray Pass-Through Trust Certificates, Medium-Term Notes, 5.902% due 1/12/15 (c)	472,481

	Total Insurance	615,631

Internet & Catalog Retail - 0.1%
175,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	173,250

IT Services - 0.1%
90,000	Iron Mountain Inc., Senior Subordinated Notes, 8.625% due 4/1/13	90,450

Machinery - 0.3%
15,000	Commercial Vehicle Group Inc., Senior Notes, 8.000% due 7/1/13	14,438
125,000	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (c)	136,250
125,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	135,000
155,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	155,000

	Total Machinery	440,688

Media - 2.2%
210,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16	225,750
225,000	Cadmus Communications Corp., Senior Subordinated Notes, 8.375% due 6/15/14	223,875
497,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	437,360
225,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 9/15/10	226,687
225,000	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (c)	226,406
	CSC Holdings Inc.:
75,000	Debentures, Series B, 8.125% due 8/15/09	76,688
125,000	Senior Debentures, 7.625% due 7/15/18	124,375
250,000	Senior Notes, Series B, 8.125% due 7/15/09	255,625
	Dex Media Inc., Discount Notes:
75,000	Step bond to yield 6.822% due 11/15/13	63,563
370,000	Step bond to yield 7.648% due 11/15/13	313,575
81,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	85,253
375,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14	353,437
55,000	Kabel Deutschland GMBH, Senior Notes, 10.625% due 7/1/14 (c)	58,025
325,000	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	347,750
75,000	Mediacom Broadband LLC/Mediacom Broadband Corp., Senior Notes, 11.000% due 7/15/13	79,406
	R.H. Donnelley Corp.:
	Senior Discount Notes:
50,000	Series A-1, 6.875% due 1/15/13 (c)	46,250
75,000	Series A-2, 6.875% due 1/15/13 (c)	69,375
125,000	Senior Notes, Series A-3, 8.875% due 1/15/16 (c)	126,719
200,000	Salem Communications Holding Corp., Senior Subordinated Notes, Series B, 9.000% due 7/1/11	209,500
165,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	168,300

	Total Media	3,717,919

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT†	SECURITY	VALUE
Metals & Mining - 0.4%
125,000	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	$135,625
200,000	Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13	193,590
135,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15 (c)	148,500
80,000	RathGibson Inc., Senior Notes, 11.250% due 2/15/14 (c)	82,800
125,000	Vale Overseas Ltd., Notes, 6.250% due 1/11/16	119,687

	Total Metals & Mining	680,202

Multiline Retail - 0.2%
100,000	Harry & David Operations, Senior Notes, 9.000% due 3/1/13	91,000
150,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (c)	160,125

	Total Multiline Retail	251,125

Oil, Gas & Consumable Fuels - 1.7%
120,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	122,400
	Chesapeake Energy Corp., Senior Notes:
50,000	6.375% due 6/15/15	46,625
375,000	6.875% due 1/15/16	356,250
	Compagnie Generale de Geophysique SA:
10,000	7.500% due 5/15/15	9,825
20,000	Senior Notes, 7.500% due 5/15/15 (c)	19,650
	El Paso Corp., Medium-Term Notes:
375,000	7.375% due 12/15/12	374,063
300,000	7.750% due 1/15/32	293,625
250,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	241,250
80,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14 (c)	80,300
475,000	Petronas Capital Ltd., Notes, 7.875% due 5/22/22	545,396
200,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	203,000
500,000	Williams Cos. Inc., Notes, 8.750% due 3/15/32	546,250

	Total Oil, Gas & Consumable Fuels	2,838,634

Paper & Forest Products - 0.3%
	Appleton Papers Inc.:
100,000	Senior Notes, 8.125% due 6/15/11	101,500
125,000	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	126,875
225,000	Boise Cascade, LLC, Senior Subordinated Notes, Series B, 7.125% due 10/15/14	200,250

	Total Paper & Forest Products	428,625

Personal Products - 0.0%
45,000	Playtex Products Inc., Senior Secured Notes, 8.000% due 3/1/11	46,800

Pharmaceuticals - 0.1%
125,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	118,906
125,000	Warner Chilcott Corp., Senior Subordinated Notes, 8.750% due 2/1/15	129,375

	Total Pharmaceuticals	248,281

Real Estate Investment Trusts (REITs) - 0.6%
175,000	Felcor Lodging LP, Senior Notes, 8.500% due 6/1/11	186,375
5,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	5,063
425,000	Host Marriott LP, Senior Notes, 7.125% due 11/1/13	425,531
425,000	iStar Financial Inc., Senior Notes, 5.150% due 3/1/12	404,574

	Total Real Estate Investment Trusts (REITs)	1,021,543

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT†	SECURITY	VALUE
Road & Rail - 0.1%
140,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	$149,800

Semiconductors & Semiconductor Equipment - 0.1%
150,000	MagnaChip Semiconductor, Senior Subordinated Notes, 8.000% due 12/15/14	125,250

Specialty Retail - 0.2%
40,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	37,500
225,000	Jafra Cosmetics International Inc., Senior Subordinated Notes, 10.750% due 5/15/11	242,438

	Total Specialty Retail	279,938

Textiles, Apparel & Luxury Goods - 0.3%
	Levi Strauss & Co., Senior Notes:
25,000	12.250% due 12/15/12	27,750
275,000	9.750% due 1/15/15	276,375
125,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	125,625
100,000	Simmons Bedding Co., Senior Subordinated Notes, 7.875% due 1/15/14	94,000
50,000	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14	33,500

	Total Textiles, Apparel & Luxury Goods	557,250

Trading Companies & Distributors - 0.1%
90,000	Transdigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (c)	90,000

Wireless Telecommunication Services - 0.6%
250,000	American Tower Corp., Senior Notes, 7.125% due 10/15/12	250,625
125,000	Centennial Communications Corp., Senior Notes, 10.125% due 6/15/13	132,187
75,000	Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp., Senior Notes, 8.125% due 2/1/14	72,563
125,000	IWO Holdings Inc., Senior Secured Notes, 8.818% due 1/15/12 (b)	130,000
100,000	Rural Cellular Corp., Senior Notes, 9.875% due 2/1/10	103,375
175,000	U.S. Unwired Inc., Second Priority Secured Notes, Series B, 10.000% due 6/15/12	195,125
125,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	136,562

	Total Wireless Telecommunication Services	1,020,437

	TOTAL CORPORATE BONDS & NOTES (Cost - $42,357,573)	41,219,005

ASSET-BACKED SECURITIES - 6.2%
Home Equity - 6.2%
24,968	Aegis Asset-Backed Securities Trust, Series 2005-1N, Class N1, 4.250% due 3/25/35 (c)	24,962
26,172	Countrywide Asset-Backed Certificates, Series 2004-11N, Class N, 5.250% due 4/25/36 (c)	26,153
810,000	Fremont Home Loan Trust, Series 2004-D, Class M5, 6.323% due 11/25/34 (b)	817,846
	GSAMP Trust:
410,000	Series 2004-OPT, Class B1, 6.923% due 11/25/34 (b)	413,137
1	Series 2005-OPTN, 5.000% due 11/25/34 (c)	1
5,066,473	Lehman XS Trust, Series 2005-1, Class 2A2, 4.660% due 7/25/35 (b)	4,952,036
49,926	Merrill Lynch Mortgage Investors Inc., Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (c)	49,672
800,000	Morgan Stanley Asset-Backed Securities Capital I, Series 2004-OP1, Class M5, 6.373% due 11/25/34 (b)	812,666
1,500,000	Novastar Home Equity Loan, Series 2004-4, Class M4, 6.423% due 3/25/35 (b)	1,508,980

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT†	SECURITY	VALUE
800,000	Park Place Securities Inc., Series 2004-WWF1, Class M4, 6.423% due 2/25/35 (b)	$812,311
	Sail Net Interest Margin Notes:
109,938	Series 2004-2A, Class A, 5.500% due 3/27/34 (c)	77,992
50,990	Series 2004-BN2A, Class A, 5.000% due 12/27/34 (c)	50,917
810,000	Structured Asset Investment Loan Trust, Series 2004-9, Class M4, 6.623% due 10/25/34 (b)	817,312

	TOTAL ASSET-BACKED SECURITIES (Cost - $10,413,871)	10,363,985

COLLATERALIZED MORTGAGE OBLIGATIONS - 16.1%
410,000	American Home Mortgage Investment Trust, Series 2005-4, Class M3, 6.123% due 11/25/45 (b)	410,121
	Federal Home Loan Mortgage Corp. (FHLMC):
6,847,467	Series 2638, Class DI, PAC IO, 5.000% due 5/15/23 (f)	1,192,917
7,416,926	Series 2639, Class UI, PAC-1 IO, 5.000% due 3/15/22 (f)	1,378,930
15,176,230	Series 2645, Class IW, PAC IO, 5.000% due 7/15/26 (f)	1,449,746
13,486,899	Series 2684, Class PI, PAC, IO, 5.000% due 5/15/23 (f)	618,203
10,581,315	Series 2777, Class PI, PAC, IO, 5.000% due 5/15/24	693,015
6,681,555	Series 2839, Class TX, PAC, IO, 5.000% due 1/15/19 (f)	1,017,140
7,543,000	Series 2866, Class IC, PAC, IO, 5.000% due 1/15/24 (f)	806,891
1,994,684	Series 2927, Class 0Q, PAC-1, IO, 5.000% due 8/15/19	81,797
	Federal National Mortgage Association (FNMA):
6,507,492	Series 339, Class 30, IO, 5.500% due 7/1/18	1,194,156
15,812,744	Strip, Series 337, Class 2, IO, 5.000% due 7/1/33 (f)	4,002,524
1,612,737	Indymac Index Mortgage Loan Trust, Series 2005-AR21, Class 4A1, 5.442% due 10/25/35 (b)	1,579,451
	Structured Asset Securities Corp.:
757,475	Series 1998-2, Class M1, 6.423% due 2/25/28 (b)	760,375
262,528	Series 1998-3, Class M1, 6.323% due 3/25/28 (b)	262,799
549,969	Series 1998-8, Class M1, 6.263% due 8/25/28 (b)	550,514
10,573,148	Series 2005-RF3, Class 2A, 5.395% due 6/25/35 (b)(c)	10,731,745

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $24,691,204)	26,730,324

MORTGAGE-BACKED SECURITIES - 21.5%
FHLMC - 11.7%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
1,006,682	7.000% due 6/1/17	1,030,383
741,953	6.500% due 8/1/29	750,300
2,725,343	6.000% due 2/1/33 (f)	2,694,254
6,328,782	6.500% due 11/1/34 (f)	6,370,565
8,928,084	5.500% due 6/1/35 (f)	8,583,714

	TOTAL FHLMC	19,429,216

FNMA - 9.8%
	Federal National Mortgage Association (FNMA):
320,000	5.250% due 6/15/08	318,836
9,223,710	5.500% due 1/1/14-4/1/35	8,878,160
1,883,598	7.000% due 3/15/15-6/1/32	1,935,901
5,261,123	6.000% due 5/1/33	5,196,016

	TOTAL FNMA	16,328,913

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $37,323,691)	35,758,129

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT†		SECURITY	VALUE
SOVEREIGN BONDS - 15.9%
Argentina - 0.8%
		Republic of Argentina:
200,000	EUR	9.000% due 6/20/03 (d)	$74,754
575,000	DEM	9.000% due 9/19/03 (d)	109,886
400,000	EUR	10.250% due 1/26/07 (d)	159,731
730,625		4.889% due 8/3/12 (b)	676,479
		GDP Linked Securities:
275,000	EUR	0.000% due 12/15/35 (b)(d)	30,309
270,000		1.330% due 12/15/35 (b)(d)	23,625
50,385	ARS	1.330% due 12/15/35 (b)(d)	1,283
475,000	EUR	Medium-Term Notes, 7.000% due 3/18/04 (d)	184,370
90,000		Par Bonds, 1.330% due 12/31/38	32,467

		Total Argentina	1,292,904

Brazil - 1.1%
		Federative Republic of Brazil, Collective Action Securities:
1,000,000		8.000% due 1/15/18	1,055,000
675,000		8.750% due 2/4/25	741,150

		Total Brazil	1,796,150

Bulgaria - 0.2%
305,000		Republic of Bulgaria, 8.250% due 1/15/15 (c)	344,650

Chile - 0.3%
450,000		Republic of Chile, 5.500% due 1/15/13	442,758

Colombia - 1.0%
		Republic of Colombia:
1,275,000		10.750% due 1/15/13	1,501,950
75,000		11.750% due 2/25/20	99,375

		Total Colombia	1,601,325

Ecuador - 0.4%
725,000		Republic of Ecuador, 9.000% due 8/15/30 (c)	701,438

El Salvador - 0.4%
		Republic of El Salvador:
500,000		7.750% due 1/24/23 (c)	532,500
90,000		8.250% due 4/10/32 (c)	94,500

		Total El Salvador	627,000

Indonesia - 0.1%
125,000		Republic of Indonesia, 8.500% due 10/12/35 (c)	134,375

Malaysia - 0.2%
375,000		Federation of Malaysia, 7.500% due 7/15/11	399,688

Mexico - 3.5%
		United Mexican States:
165,000		11.375% due 9/15/16	225,225
2,650,000		8.125% due 12/30/19	2,997,150
		Medium-Term Notes:
870,000		5.625% due 1/15/17	813,015
		Series A:
959,000		6.375% due 1/16/13	963,795
745,000		8.000% due 9/24/22	832,537

		Total Mexico	5,831,722

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT†	SECURITY	VALUE
Panama - 0.7%
	Republic of Panama:
100,000	7.250% due 3/15/15	$101,500
58,000	9.375% due 4/1/29	69,165
188,000	6.700% due 1/26/36	172,020
859,073	PDI, 5.563% due 7/17/16 (b)	859,073

	Total Panama	1,201,758

Peru - 1.1%
	Republic of Peru:
10,000	9.875% due 2/6/15	11,750
185,000	8.750% due 11/21/33	206,738
1,164,000	FLIRB, 5.000% due 3/7/17 (b)	1,123,260
	Global Bonds:
80,000	8.375% due 5/3/16	86,600
25,000	7.350% due 7/21/25	24,625
	PDI:
276,500	5.000% due 3/7/17 (b)	268,205
69,520	5.000% due 3/7/17 (b)(c)	67,782

	Total Peru	1,788,960

Philippines - 0.9%
	Republic of the Philippines:
125,000	8.250% due 1/15/14	130,312
1,060,000	9.875% due 1/15/19	1,226,950
50,000	10.625% due 3/16/25	62,093
100,000	9.500% due 2/2/30	114,715

	Total Philippines	1,534,070

Russia - 2.3%
	Russian Federation:
675,000	5.000% due 3/31/30 (c)	719,719
320,000	8.250% due 3/31/10 (c)	332,800
1,075,000	11.000% due 7/24/18 (c)	1,486,187
765,000	12.750% due 6/24/28 (c)	1,292,850

	Total Russia	3,831,556

South Africa - 0.3%
	Republic of South Africa:
125,000	9.125% due 5/19/09	134,375
375,000	6.500% due 6/2/14	375,938

	Total South Africa	510,313

Turkey - 1.3%
	Republic of Turkey:
152,000	11.500% due 1/23/12	174,610
23,000	11.000% due 1/14/13	26,364
300,000	7.250% due 3/15/15	282,750
142,000	7.000% due 6/5/20	127,445
250,000	11.875% due 1/15/30	342,500
53,000	8.000% due 2/14/34	50,151
1,020,000	Collective Action Securities, Notes, 9.500% due 1/15/14	1,102,875

	Total Turkey	2,106,695

Ukraine - 0.2%
335,000	Republic of Ukraine, 7.650% due 6/11/13 (c)	338,350

Uruguay - 0.2%
	Republic of Uruguay, Benchmark Bonds:
175,000	7.250% due 2/15/11	175,875
250,000	7.500% due 3/15/15	242,500

	Total Uruguay	418,375

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT†	SECURITY	VALUE
Venezuela - 0.9%
	Bolivarian Republic of Venezuela:
100,000	5.375% due 8/7/10 (c)	$95,300
56,000	7.650% due 4/21/25	55,860
134,000	Bonds, 5.750% due 2/26/16	119,595
	Collective Action Securities:
675,000	6.090% due 4/20/11 (b)(c)	674,156
500,000	Notes, 10.750% due 9/19/13	595,750

	Total Venezuela	1,540,661

	TOTAL SOVEREIGN BONDS (Cost - $26,329,489)	26,442,748

SHARES
PREFERRED STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
100	Ford Motor Co., Series F, 7.550%	1,561

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
137	Chesapeake Energy Corp., 6.250%	35,570

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
600	Preferred Plus, Series FRD-1, 7.400%	9,402
1,700	Saturns, Series F 2003-5, 8.125%	30,311

	TOTAL FINANCIALS	39,713

	TOTAL PREFERRED STOCKS (Cost - $76,356)	76,844

WARRANTS
WARRANTS - 0.1%
1,250	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20	44,375
7,000	United Mexican States, Series XW05, Expires 11/9/06*	18,550
5,500	United Mexican States, Series XW10, Expires 10/10/06*	23,650
5,000	United Mexican States, Series XW20, Expires 9/1/06*	30,000

	TOTAL WARRANTS (Cost - $90,250)	116,575

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $153,782,163)	153,245,838

FACE AMOUNT
SHORT-TERM INVESTMENT - 7.8%
Repurchase Agreement - 7.8%
$12,966,000	Merrill Lynch, Pierce, Fenner & Smith Inc. tri-party repurchase agreement dated 6/30/06, 5.150% due 7/3/06; Proceeds at maturity - $12,971,565; (Fully collateralized by FNMA Discount Note, 0.000% due 9/6/06; Market value - $13,227,736) (Cost - $12,966,000) (f)	12,966,000

	TOTAL INVESTMENTS - 100.0% (Cost - $166,748,163#)	$166,211,838

†	Face amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Schedule of Investments.

SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2006

*	Non-income producing security.

(a)	Participation interest was acquired through the financial institution indicated parenthetically.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2006.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Security is currently in default.

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(f)	All or a portion of this security is segregated for reverse repurchase agreements and/or swap contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS	— Argentine Peso
DEM	— German Mark
EUR	— Euro
FLIRB	— Front-Loaded Interest Reduction Bonds
GDP	— Gross Domestic Product
IO	— Interest Only
MXN	— Mexican Peso
PAC	— Planned Amortization Cost
PDI	— Past Due Interest

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Variable Rate Strategic Fund Inc. (the “Fund”) was incorporated in Maryland on August 3, 2004 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to maintain a high level of current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(d) Swap Contracts. Swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(e) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

Notes to Schedule of Investments (unaudited) (continued)

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(f) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,610,754
Gross unrealized depreciation	(4,147,079)

Net unrealized depreciation	$(536,325)

At June 30, 2006, the Fund had the following open reverse repurchase agreement:

FACE AMOUNT	SECURITY	VALUE
$8,503,000	Reverse Repurchase Agreement with Lehman Brothers Inc.,
	dated 6/6/06 bearing 5.140% to be repurchased at $8,539,421
	on 7/6/06, collateralized by: $8,530,844, Freddie Mac, Gold, 5.500%
	due 6/1/35; Market value (including accrued interest)- $8,624,635	8,503,000

	Total Reverse Repurchase Agreement (Cost - $8,503,000)	$8,503,000

Transactions in reverse repurchase agreements for the Fund during the period ended June 30, 2006 were as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Outstanding
$55,761,106	4.430%	$68,098,000

Interest rates on reverse repurchase agreements ranged from 3.720% to 5.140% during the period ended June 30, 2006.

At June 30, 2006, the Fund held the following interest rate swap contracts:

Swap Counterparty:	Barclays Bank PLC New York
Effective Date:	1/7/05
Notional Amount:	$5,000,000
Payments Made by Fund:	Fixed Rate 4.104%
Payments Received by Fund:	Floating Rate (6 month LIBOR)
Termination Date:	1/7/10
Unrealized Appreciation	$240,462

Swap Counterparty:	Barclays Bank PLC New York
Effective Date:	1/7/05
Notional Amount:	$30,000,000
Payments Made by Fund:	Fixed Rate 3.780%
Payments Received by Fund:	Floating Rate (6 month LIBOR)
Termination Date:	1/7/08
Unrealized Appreciation	$804,279

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	1/7/05
Notional Amount:	$20,000,000
Payments Made by Fund:	Fixed Rate 3.559%
Payments Received by Fund:	Floating Rate (6 month LIBOR)
Termination Date:	1/7/07
Unrealized Appreciation	$215,115

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	1/7/05
Notional Amount:	$10,000,000
Payments Made by Fund:	Fixed Rate 4.665%
Payments Received by Fund:	Floating Rate (6 month LIBOR)
Termination Date:	1/7/15
Unrealized Appreciation	$695,717

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	12/7/04
Notional Amount:	$18,000,000
Payments Made by Fund:	Fixed Rate 4.655%
Payments Received by Fund:	Floating Rate (6 month LIBOR)
Termination Date:	12/7/14
Unrealized Appreciation	$1,233,794

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	12/9/04
Notional Amount:	$18,000,000
Payments Made by Fund:	Fixed Rate 3.994%
Payments Received by Fund:	Floating Rate (6 month LIBOR)
Termination Date:	12/9/09
Unrealized Appreciation	$891,730

At June 30, 2006, the Fund held loan participations with a total cost of $12,499,729 and a total market value of $12,538,228.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Variable Rate Strategic Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 29, 2006

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	August 29, 2006